Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Operating Loss Carryforwards [Line Items]
Income tax benefit	$ 0	$ (313)	$ (1,166)	$ (575)
Income (Loss) from continuing operations before taxes	$ (5,931)	$ (268)	(6,769)	(31,906)
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			81,687	71,757
Tax credit carryforward			2,371
NORTH CAROLINA | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			85,790	75,990
Tax credit carryforward			150
PENNSYLVANIA | State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward			$ 0	$ 80